Significant Accounting Policies (Schedule of Supplemental Cash Flow Information) (Detail) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Significant noncash investing and financing activities:
Accrued capital expenditures		$ 713	$ 512
Leases	[1],[2]	279	57
Virginia Electric and Power Company
Significant noncash investing and financing activities:
Accrued capital expenditures		550	240
Leases	[3]	$ 242	$ 47

[1]	Includes $40 million and $19 million of financing leases at June 30, 2023 and 2022, respectively, and $239 million and $38 million of operating leases at June 30, 2023 and 2022, respectively.
[2]	See Note 10 for noncash investing activities related to the acquisition of a noncontrolling interest in Dominion Privatization, Note 16 for noncash financing activities related to the remarketing of Series A Preferred Stock and the issuance of common stock associated with the settlement of litigation and Note 17 for noncash financing activities related to the transfer of property associated with the settlement of litigation.
[3]	Includes $36 million and $14 million of financing leases at June 30, 2023 and 2022, respectively, and $206 million and $33 million of operating leases at June 30, 2023 and 2022, respectively.